FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Concentration of Currency Risk
	December 31, 2023
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(132)	(69)	1,457	77	162
Short term deposit	(251)	(131)	2,758	145	306
Other receivables	(31)	(16)	344	18	38
Trade payables	243	127	(2,670)	(141)	(297)
Other payables	169	89	(1,853)	(98)	(207)
Total NIS-linked balances	(2)	0	36	1	2
Euro-linked trade payables	(117)	(61)	(1,283)	67	142
Total	(119)	(61)	(1,247)	68	144

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(416)	(218)	4,573	241	508
Other receivables	(66)	(34)	721	38	80
Trade payables	38	20	(416)	(22)	(46)
Other payables	114	60	(1,257)	(66)	(140)
Total NIS-linked balances	(330)	(172)	3,621	191	402
Euro-linked trade payables	(144)	(76)	(1,590)	84	177
Total	(474)	(248)	2,031	275	579

Schedule of Linkage of Monetary Items

	December 31, 2022			December 31, 2023
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	5,685	4,573	329	2,768	1,457	30
Short term bank deposits	40,495	-	-	35,981	2,758	-
Other receivables	-	721	-	480	350	-
	46,180	5,294	329	39,229	4,565	30
Liabilities:
Current liabilities:
Current maturities of long-term loans	1,542	-	-	3,145	-	-
Accounts payable and accruals:
Trade	4,359	416	2,191	6,663	2,670	1,536
Other	487	1,257	-	1,500	1,853	-
Non-current liabilities
Long-term loans, net of current maturities	8,626	-	-	6,628	-	-
	15,014	1,673	2,191	17,936	4,523	1,536
Net balance	31,166	3,621	(1,862)	21,293	42	(1,506)

Schedule of Credit Risk
	December 31,
	2022	2023
	in USD thousands
Assets:
Cash and cash equivalents	10,587	4,255
Short-term bank deposits	40,495	38,739
Trade receivables	-	358
Other receivables	721	830
Total	51,803	44,182

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2021	5,832	10,218	16,050
Changes during the year 2021:
Principal and interest payments	(3,814)	-	(3,814)
Share premium resulting from exercise of warrants		(10,295)	(10,295)
Amounts recognized through profit and loss	739	1,936	2,675
Balance as of December 31, 2021	2,757	1,859	4,616
Changes during the year 2022:
Net proceeds	9,126	9,075	18,201
Principal and interest payments	(3,177)	-	(3,177)
Amounts recognized through profit and loss	1,462	(6,425)	(4,963)
Balance as of December 31, 2022	10,168	4,509	14,677
Changes during the year 2023:
Principal payments or received	(1,543)	-	(1,543)
Amounts recognized through profit and loss	1,148	11,054	12,202
Share premium resulting from exercise of warrants	-	(3,631)	(3,631)
Balance as of December 31, 2023	9,773	11,932	21,705

Schedule of Fair Value Measurement of Warrants

Warrants
in USD thousands
Balance as of January 1, 2021	10,218
Changes during 2021:
Exercises	(10,295)
Changes in fair value through profit and loss	1,936
Balance as of December 31, 2021	1,859
Changes during 2022:
Issuances	9,075
Changes in fair value through profit and loss	(6,425)
Balance as of December 31, 2022	4,509
Changes during 2023:
Exercises	(3,631)
Changes in fair value through profit and loss	11,054
Balance as of December 31, 2023	11,932